Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash	¥ 378,054	$ 58,106	¥ 506,642	$ 77,869	¥ 1,240,749	¥ 1,069,054
Total restricted cash	342,687	$ 52,670	361,797
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in RMB [Member]
Cash	41,594		155,174
Total restricted cash	135,891		165,711
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in US [Member]
Cash	63,036		23,450
Total restricted cash	32,807		28,741
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in EURO [Member]
Cash	633		337
Total restricted cash	9,756		9,137
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in JPY [Member]
Cash	3		11
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in GBP [Member]
Cash	0		0
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in other currencies [Member]
Cash	2		178
Total restricted cash	376		0
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member]
Cash	378,054		506,642
Total restricted cash	342,687		361,797
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in US [Member]
Cash	174,128		253,089
Total restricted cash	160,901		148,930
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in EURO [Member]
Cash	23,180		24,135
Total restricted cash	0		2,236
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in JPY [Member]
Cash	61,283		30,579
Total restricted cash	0		4,768
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in GBP [Member]
Cash	0		3,563
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in other currencies [Member]
Cash	14,195		16,126
Total restricted cash	¥ 2,956		¥ 2,274